Revenue from contracts with customers	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue from contracts with customers
3. Revenue from contracts with customers
The following tables analyse the Group’s revenue streams. Courseware includes curriculum materials provided in book form and/or via access to digital content. Assessments includes integrated test development, processing and scoring services provided to governments, educational institutions, corporations and professional bodies. Services includes the operation of schools, colleges and universities, including sistemas in Brazil, as well as the provision of online learning services in partnership with universities and other academic institutions. Comparative figures for 2019 and 2018 have been restated to reflect the new segments.

	2020
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Group
Sales:
Courseware
School Courseware	—	—	29	247	276
Higher Education Courseware	—	—	853	105	958
English Courseware 1	—	—	—	132	132

	—	—	882	484	1,366

Assessments
School and Higher Education Assessments	—	255	—	218	473
Clinical Assessments	—	146	—	48	194
Professional and English Certification	—	491	—	61	552

	—	892	—	327	1,219

Services
School Services	413	—	—	29	442
Higher Education Services	284	—	12	50	346
English Services	—	—	—	24	24

	697	—	12	103	812

Total	697	892	894	914	3,397

1	English Courseware within North American Courseware was transferred to the International segment in 2020.

	2019
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Group
Sales:
Courseware
School Courseware	—	—	86	287	373
Higher Education Courseware	—	—	975	125	1,100
English Courseware	—	—	14	163	177

	—	—	1,075	575	1,650

Assessments
School and Higher Education Assessments	—	309	—	290	599
Clinical Assessments	—	175	—	52	227
Professional and English Certification	—	547	—	91	638

		1,031	—	433	1,464

Services
School Services	319	—	—	48	367
Higher Education Services	267	—	16	54	337
English Services	—	—	—	51	51

	586	—	16	153	755

Total	586	1,031	1,091	1,161	3,869

	2018
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Group
Courseware
School Courseware			378	299	677
Higher Education Courseware			1,042	144	1,186
English Courseware			16	160	176

	—	—	1,436	603	2,039

Assessments
School & Higher Education Assessments		298		260	558
Clinical Assessments		174		55	229
Professional Certification		483		75	558

	—	955	—	390	1,345

Services
School Services	288			49	337
Higher Education Services	233		25	55	313
English Services				95	95

	521	—	25	199	745

Total	521	955	1,461	1,192	4,129

The Group derived revenue from the transfer of goods and services over time and at a point in time in the following major product lines:

	2020
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Total
Courseware 1
Products transferred at a point in time	—	—	261	409	670
Products and services transferred over time	—	—	621	75	696

	—	—	882	484	1,366
Assessments
Products transferred at a point in time	—	96	—	52	148
Products and services transferred over time	—	796	—	275	1,071

	—	892	—	327	1,219
Services
Products transferred at a point in time	—	—	—	44	44
Products and services transferred over time	697	—	12	59	768

	697	—	12	103	812

Total	697	892	894	914	3,397

	2019
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Total
Courseware 1
Products transferred at a point in time	—	—	448	506	954
Products and services transferred over time	—	—	627	69	696

	—	—	1,075	575	1,650
Assessments
Products transferred at a point in time	—	113	—	61	174
Products and services transferred over time	—	918	—	372	1,290

	—	1,031	—	433	1,464
Services 2
Products transferred at a point in time	—	—	—	86	86
Products and services transferred over time	586	—	16	67	669

	586	—	16	153	755

Total	586	1,031	1,091	1,161	3,869

	2018
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Total
Courseware
Products transferred at a point in time	—	—	718	545	1,263
Products and services transferred over time	—	—	718	58	776

	—	—	1,436	603	2,039
Assessments
Products transferred at a point in time	—	106	—	52	158
Products and services transferred over time	—	849	—	338	1,187

	—	955	—	390	1,345
Services
Products transferred at a point in time	—	—	—	123	123
Products and services transferred over time	521	—	25	76	622
	521	—	25	199	745

	521	955	1,461	1,192	4,129

1.
Previous classifications within Courseware of ‘Point in Time (Sale or Return)’ and ‘Point in time (other)’ have been combined in 2020, 2019 and 2018 as these two categories contained similar types of customers, risks and obligations.

2.
2019 and 2018 International revenue split between ‘Services Over Time’ to ‘Services Point in Time’ restated by £60m and £59m respectively, primarily due to a change in classification of certain revenues within the Brazilian Sistemas Franchise business.

a. Nature of goods and services
The following is a description of the nature of the Group’s performance obligations within contracts with customers broken down by revenue stream, along with significant judgements and estimates made within each of those revenue streams.
Courseware
Key areas of estimation
The level of provisions required for anticipated returns is estimated based on historical experiences, customer buying patterns and retailer behaviours including stock levels.
Revenue is generated from customers through the sales of print and digital courseware materials to schools, bookstores and direct to individual learners. Goods and services may be sold separately or purchased together in bundled packages. The goods and services included in bundled arrangements are considered distinct performance obligations, except for where Pearson provides both a licence of intellectual property and an ongoing hosting service. As the licence of intellectual property is only available with the concurrent hosting service, the licence is not treated as a distinct performance obligation separate from the hosting service.
The transaction price is allocated between distinct performance obligations on the basis of their relative standalone selling prices.
In determining the transaction price, variable consideration exists in the form of discounts and anticipated returns. Discounts reduce the transaction price on a given transaction. A provision for anticipated returns is made based primarily on historical return rates, customer buying patterns and retailer behaviours including stock levels (see note 24). If these estimates do not reflect actual returns in future periods then revenues could be understated or overstated for a particular period. Variable consideration as described above is determined using the expected value approach. The sales return liability at the end of 2020 was £86m (2019: £122m) (see note 24). This represents 2% of annual sales subject to sale or return.
While payment for these goods and services generally occurs at the start of these arrangements, the length of time between payment and delivery of the performance obligations is generally short-term in nature or the reason for early payment relates to reasons other than financing, including customers securing a vendor in a longer-term arrangement or the transfer of goods or services is at the discretion of the customer. For these reasons and the use of the practical expedient on short-term financing, significant financing components are not recognised within Courseware transactions.
Revenue from the sale of physical books is recognised at a point in time when control passes. This is generally at the point of shipment when title passes to the customer, when the Group has a present right to payment and the significant risks and rewards of ownership have passed to the customer. Revenue from physical books sold through the direct print rental method is recognised over the rental period, as the customer is simultaneously receiving and consuming the benefits of this rental service through the passage of time.
Revenue from the sale of digital courseware products is recognised on a straight-line basis over the subscription period, unless hosted by a third party or representative of a downloadable product, in which case Pearson has no ongoing obligation and recognises revenue when control transfers as the customer is granted access to the digital product.
Revenue from the sale of
‘off-the-shelf’
software is recognised on delivery or on installation of the software where that is a condition of the contract. In certain circumstances, where installation is complex, revenue is recognised when the customer has completed their acceptance procedures.

Assessments
Revenue is primarily generated from multi-year contractual arrangements related to large-scale assessment delivery, such as contracts to process qualifying tests for individual professions and government departments, and is recognised as performance occurs. Under these arrangements, while the agreement spans multiple years, the contract duration has been determined to be each testing cycle based on contract structure, including clauses regarding termination.
While in some cases the customer may have the ability to terminate during the term for convenience, significant financial or qualitative barriers exist limiting the potential for such terminations in the middle of a testing cycle.
Within each testing cycle, a variety of service activities are performed such as test administration, delivery, scoring, reporting, item development, operational services and programme management. These services are not treated as distinct in the context of the customer contract as Pearson provides an integrated managed service offering and these activities are accounted for together as one comprehensive performance obligation.
Within each testing cycle, the transaction price may contain both fixed and variable amounts. Variable consideration within these transactions primarily relates to expected testing volumes to be delivered in the cycle. The assumptions, risks and uncertainties inherent to long-term contract accounting can affect the amounts and timing of revenue and related expenses reported. Variable consideration is measured using the expected value method, except where amounts are contingent upon a future event’s occurrence, such as performance bonuses. Such event-driven contingency payments are measured using the most likely amount approach. In estimating and constraining variable consideration; historical experiences, current trends and local market conditions are considered. To the extent that a higher degree of uncertainty exists regarding variable consideration, these amounts are excluded from the transaction price and recognised when the uncertainty is reasonably removed.
Customer payments are generally defined in the contract through a payment schedule, which may require customer acceptance for services rendered. Pearson has a history of providing satisfactory services which are accepted by the customer. While a delay between rendering of services and payment may exist, payment terms are within 12 months and the Group has elected to use the practical expedient available in IFRS 15 ‘Revenue from Contracts with Customers’ and not identify a significant financing component on these transactions.
Revenue is recognised for Assessment contracts over time as the customer is benefiting as performance takes place through a continuous transfer of control to the customer. This continuous transfer of control to the customer is supported by clauses in the contracts which may allow the customer to terminate for convenience, compensate us for work performed to date, and take possession of work in process.
As control transfers over time, revenue is recognised based on the extent of progress towards completion of the performance obligation. The selection of the method to measure progress towards completion requires judgement and is based on the nature of the services provided. Revenue is recognised on a percentage completion basis, calculated using the proportion of the total estimated costs incurred to date. Percentage of completion is used to recognise the transfer of control of services provided as these services are not provided evenly throughout the testing cycle and involve varying degrees of effort during the term.
Losses on contracts are recognised in the period in which the loss first becomes foreseeable. Contract losses are determined to be the amount by which estimated total costs of the contract exceed the estimated total revenues that will be generated.
In Assessments contracts driven primarily by transactions directly to end users, Pearson’s main obligation to the customer involves test delivery and scoring. Test delivery and scoring are defined as a single performance obligation delivered over time whether the test is subsequently manually scored or digitally scored on the day of the assessment. Customers may also purchase print and digital supplemental materials. Print products in this revenue stream are recognised at a point in time when control passes to the customer upon shipment. Recognition of digital revenue will occur based on the extent of Pearson’s ongoing hosting obligation.
Services
Revenue is primarily generated from multi-year contractual arrangements related to large-scale educational service delivery to academic institutions, such as schools and higher education universities. Under these arrangements, while an agreement may span multiple years, the contract duration has been determined to be each academic period based on the structure of contracts, including clauses regarding termination. While in some cases the customer may have the ability to terminate during the term for convenience, significant financial or qualitative barriers exist limiting the potential for such terminations in the middle of an academic period. The academic period for this customer base is normally an academic year for schools and a semester for higher education universities.
Within each academic period, a variety of services are provided such as programme development, student acquisition, education technology and student support services. These services are not distinct in the context of the customer contract as Pearson provides an integrated managed service offering and these activities are accounted for together as a comprehensive performance obligation.
Where Services are provided to university customers, volume and transaction price are fixed at the start of the semester. Where Services are provided to school customers, the transaction price may contain both fixed and variable amounts which require estimation during the academic period. Estimation is required where consideration is based upon average enrolments or other metrics which are not known at the start of the academic year. Variable consideration is measured using the expected value method. Historical experience, current trends, local circumstances and customer-specific funding formulas are considered in estimating and constraining variable consideration. To the extent that a higher degree of uncertainty exists regarding variable consideration, these amounts are excluded from the transaction price and recognised when the uncertainty is reasonably removed.
Customer payments are generally defined in the contract as occurring shortly after invoicing. Where there is a longer payment term offered to a customer through a payment schedule, payment terms are within 12 months and the Group has elected to use the practical expedient available in IFRS 15 and not identify a significant financing component on these transactions.
Revenue is recognised for Service contracts over time as the customer is benefiting as performance takes place through a continuous transfer of control to the customer. This continuous transfer of control to the customer is supported by clauses in the contracts which may allow the customer to terminate for convenience, compensate for work performed to date, and take possession of work in process.
As control transfers over time, revenue is recognised based on the extent of progress towards completion of the performance obligation. The selection of the method to measure progress towards completion requires judgement and is based on the nature of the products or services provided. Within the comprehensive service obligation, the timing of services occurs relatively evenly over each academic period and, as such, time elapsed is used to recognise the transfer of control to the customer on a straight-line basis.

Losses on contracts are recognised in the period in which the loss first becomes foreseeable. Contract losses are determined to be the amount by which estimated total costs of the contract exceed the estimated total revenues that will be generated.
In cases of optional or
add-on
purchases, institutions may purchase physical goods priced at their standalone value, which are accounted for separately and recognised at the point in time when control passes to the customer upon shipment.
b. Disaggregation of revenue
The tables in notes 2 and 3 show revenue from contracts with customers disaggregated by operating segment, geography and revenue stream. These disaggregation categories are appropriate as they represent the key groupings used in managing and evaluating underlying performance of each of the businesses. The categories also reflect groups of similar types of transactional characteristics, among similar customers, with similar accounting conclusions.
c. Contract balances
Transactions within the Courseware revenue stream generally entail customer billings at or near the contract’s inception and accordingly Courseware deferred income balances are primarily related to subscription performance obligations to be delivered over time.
Transactions within the Assessments and Services revenue streams generally entail customer billings over time based on periodic intervals, progress towards milestones or enrolment census dates. As the performance obligations within these arrangements are delivered over time, the extent of accrued income or deferred income will ultimately depend upon the difference between revenue recognised and billings to date.
Refer to note 22 for opening and closing balances of accrued income. Refer to note 24 for opening and closing balances of deferred income. Revenue recognised during the period from changes in deferred income was driven primarily by the release of revenue over time from digital subscriptions.
d. Contract costs
The Group capitalises incremental costs to obtain contracts with customers where it is expected these costs will be recoverable. Incremental costs to obtain contracts with customers are considered those which would not have been incurred if the contract had not been obtained. For the Group, these costs relate primarily to sales commissions. The Group has elected to use the practical expedient as allowable by IFRS 15 whereby such costs will be expensed as incurred where the expected amortisation period is one year or less. Where the amortisation period is greater than one year, these costs are amortised over the contract term on a systematic basis consistent with the transfer of the underlying goods and services within the contract to which these costs relate, which will generally be on a ratable basis.
The Group does not recognise any material costs to fulfil contracts with customers as these types of activities are governed by other accounting standards.
There were no deferred contract costs in 2020 or 2019.

e. Remaining transaction price
The below table depicts the remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers.

	2020
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2021	2022	2023 and later
Courseware
Products transferred at a point in time	670	—	—	—	—	—	—
Products and services transferred over time	696	105	14	119	84	14	21

Assessments
Products transferred at a point in time	148	1	—	1	1	—	—
Products and services transferred over time	1,071	217	413	630	426	203	1

Services
Products transferred at a point in time	44	—	—	—	—	—	—
Products and services transferred over time – subscriptions	323	18	10	28	27	1	—
Products and services transferred over time – other ongoing performance obligations	445	18	195	213	213	—	—

Total	3,397	359	632	991	751	218	22

	2019
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2020	2021	2022 and later
Courseware
Products transferred at a point in time	954	2	—	2	2	—	—
Products and services transferred over time	696	118	—	118	82	13	23

Assessments
Products transferred at a point in time	174	—	—	—	—	—	—
Products and services transferred over time	1,290	206	375	581	433	146	2

Services 1
Products transferred at a point in time	86	2	—	2	2	—	—
Products and services transferred over time – subscriptions	310	11	—	11	11	—	—
Products and services transferred over time – other ongoing performance obligations	359	21	106	127	126	1	—

Total	3,869	360	481	841	656	160	25

1
2019 International revenue split between ‘Services Over Time’ to ‘Services Point in Time’ restated by £60m primarily due to a change in classification of certain revenues within the Brazilian Sistemas Franchise business.

	2018
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2019	2020	2021 and later
Courseware
Products transferred at a point in time	1,263	1	—	1	1	—	—
Products and services transferred over time	776	679	8	687	272	131	284

Assessments 1
Products transferred at a point in time	158	—	—	—	—	—	—
Products and services transferred over time	1,187	196	402	598	420	173	5

Services 2
Products transferred at a point in time	123	—	—	—	—	—	—
Products and services transferred over time – subscriptions	310	17	—	17	13	3	1
Products and services transferred over time – other ongoing performance obligations	312	19	145	164	162	1	1

Total	4,129	912	555	1,467	868	308	291

1	The analysis of Assessments revenues in 2018 has been re-presented to better reflect the nature of sales.
2
2018 International revenue split between ‘Services Over Time’ to ‘Services Point in Time’ restated by £59m primarily due to a change in classification of certain revenues within the Brazilian Sistemas Franchise business.

Committed sales amounts are equal to the transaction price from contracts with customers, excluding those amounts previously recognised as revenue and amounts currently recognised in deferred income. The total of committed sales and deferred income is equal to the remaining transaction price. Time bands stated above represent the expected timing of when the remaining transaction price will be recognised as revenue.